Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments and Financial Risk Management [Abstract]
Schedule of financial assets
	June 30,	December 31,
	2020	2019
	Level 3
	USD in thousands

Linkury's shares	2,057	2,637
Gix Warrants	11	71
Reverse earn-out	180	-
Conversion Right	646	619
Anti-dilution	415	289
	3,309	3,616

Schedule of fair value of financial instruments
	Linkury's shares	Gix Warrants	Reverse earn out	Conversion Right	Anti-dilution	Total
	USD in thousands
Balance as of January 1, 2020	2,637	71	-	619	289	3,616
Changes in fair value recognized within profit or loss	(580)	(60)	180	27	126	(307)
Balance as of June 30, 2020	2,057	11	180	646	415	3,309

	Linkury's shares	Gix Warrants	Reverse earn out	Conversion Right	Anti-dilution	Total
	USD in thousands
Balance as of January 1, 2019	-	-	-	-	-	-
Initial recognition of financial asset	2,501	162	13	617	231	3,524
Changes in fair value recognized within profit or loss	136	(91)	(13)	2	58	92
Balance as of December 31, 2019	2,637	71	-	619	289	3,616

Schedule of fair value of measurement of liabilities

	June 30			December 31
	2020			2019
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	555	33	588	1,419	40	1,459